SUPPLEMENT TO THE PROSPECTUSES AND
                   STATEMENTS OF ADDITIONAL INFORMATION (SAIs)
                                       OF
                            EVERGREEN BALANCED FUNDS
                          EVERGREEN CASH RESOURCE FUNDS
                        EVERGREEN GROWTH AND INCOME FUNDS
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS
                      EVERGREEN STATE MUNICIPAL BOND FUNDS

I.       Evergreen Growth and Income Funds

         Effective March 23, 2001, the section of Evergreen Growth and Income Fund's prospectus entitled "INVESTMENT STRATEGY" is restated in its entirety as follows:

         The Fund invests primarily in common stocks of medium-sized U.S. companies, typically having a market capitalization from $1.5 billion to $8.5 billion at the time of investment, and large-sized U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities. The Fund's portfolio managers look for companies that are temporarily undervalued in the marketplace, sell at a discount to their private market values and which display certain characteristics such as earning a high return on investment and having some kind of competitive advantage in their industry. The Fund intends to seek additional income by investing in convertible bonds and convertible preferred stocks up to 20% of its total assets. The Fund may also invest up to 25% of its assets in foreign securities.

         In addition, page 9 of the prospectus under the section "PERFORMANCE" entitled "Year-by-Year Total Return for Class Y Shares (%)" is revised as follows:

         Worst Quarter:    3rd Quarter 1998 -14.31%

II.      Evergreen Intermediate and Long Term Bond Funds

         Effective April 2, 2001, the section of the prospectus entitled "THE FUNDS' PORTFOLIO MANAGERS" is revised as follows:

         Evergreen U.S. Government Fund
         Lisa Brown-Premo and Andrew C. Zimmerman have been Team Leaders for the Fund and Karen DiMeglio has co-managed the Fund since April 2001.

         Lisa Brown-Premo has been a portfolio manager with Evergreen Investment Management Company, LLC (EIMC) since April 2001. From October 1996 until she joined EIMC, Ms. Premo was a portfolio manager and head of the Mortgage-Backed Securities and Structured Products area for the Customized Fixed Income Group of Evergreen Institutional Asset Management (EIAM). From February 1991 until she joined EIAM, she was a Managing Director in charge of Mortgage-Backed Securities Trading with First Union's Capital Markets Corp.

     Andrew C. Zimmerman has been a portfolio manager with EIMC since April 2001. From September 1999 until he joined EIMC, Mr. Zimmerman was a Vice President of EIAM. From January 1992, Mr. Zimmerman was an Investment Officer of the Specialty Fixed Income Group of EIAM.

         Karen DiMeglio has been a portfolio manager with EIMC since April 2001. From May 1987 until she joined EIMC, Ms. DiMeglio was a portfolio manager with the Specialty Fixed Unit of EIAM.

         Evergreen Diversified Bond Fund
                  David K.  Fowley has been Team  Leader for the Fund and Robert
C. Schumacher and Noel McElreath have co-managed the Fund since April 2001.

         David K. Fowley has been a portfolio manager with EIMC since April 2001. From July 1992 until he joined EIMC, Mr. Fowley was originally a trust investment associate before becoming a trust investment officer in October 1994, a portfolio manager in October 1997 and a Vice President in October 2000 with EIAM.

         Robert C. Schumacher has been a portfolio manager with EIMC since April 2001. From November 1997 until he joined EIMC, Mr. Schumacher was a portfolio manager with the Specialty Fixed Income Team of EIAM. From January 1997 until he joined EIAM, Mr. Schumacher was an independent consultant. From April 1993 to December 1996, Mr. Schumacher was a Chief Investment Officer for Riverside Group, Inc.'s four insurance companies.

         Noel McElreath has been a portfolio manager with EIMC since April 2001. From February 1998 until he joined EIMC, Mr. McElreath was a fixed income analyst and an assistant portfolio manager with EIAM.

         Evergreen Quality Income Fund
         Gary Austin has been the Team Leader for the Fund and Janette Dziadon and Lori Hinkle have co-managed the Fund since April 2001.

         Gary Austin has been a portfolio manager with EIMC since April 2001. From July 1995 until he joined EIMC, Mr. Austin was a senior portfolio manager in the Fixed Income Group of EIAM.

         Janette Dziadon has been a portfolio manager with EIMC since April 2001. From April 1998 until she joined EIMC, Ms. Dziadon was a portfolio manager with EIAM. From January 1991 until she joined EIAM, Ms. Dziadon managed the Corporate Cash Investment Service for CoreStates Investment Advisers.

         Lori Hinkle has been a portfolio manager with EIMC since April 2001. From August 1988 until she joined EIMC, Ms. Hinkle was a portfolio manager with EIAM.

III.     Evergreen Balanced Funds

         The section of the Evergreen Balanced Fund's prospectus entitled "INVESTMENT GOAL" is restated in its entirety as follows:

         The Fund seeks current income and capital growth.

         In addition, the first paragraph under the section of the Evergreen Balanced Fund's prospectus entitled "INVESTMENT STRATEGY" is restated in its entirety as follows:

         The Fund invests in a combination of debt and equity securities chosen for the potential for current income and capital growth.

IV. Evergreen Cash Resource Funds, Evergreen Intermediate and Long Term Bond Funds, Evergreen National Municipal Bond Funds, Evergreen Short and Intermediate Term Bond Funds and Evergreen State Municipal Bond Funds

         Effective May 11, 2001, Evergreen CRT Money Market Fund, Evergreen U.S. Government Money Market Fund, Evergreen U.S. Government Fund, Evergreen High Grade Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Duration Income Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund (collectively, the "Funds") will change investment advisors. There will be no change in either the portfolio manager(s) of the Funds or the advisory fees paid by the Funds. In conjunction with the above, the following revisions apply to the Funds' prospectuses and SAIs. The section of each Fund's prospectus entitled "FUND FACTS" is revised as follows:

         Investment Advisor

         o Evergreen Investment Management Company, LLC

         The section entitled "THE FUND'S INVESTMENT ADVISOR" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $21.7 billion in assets for 59 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

         The section in part one of each Fund's SAI entitled "Advisory Fees" under "EXPENSES" is revised as follows:

         Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds.

V. Evergreen State Municipal Bond Funds, Evergreen Balanced Funds, Evergreen Intermediate and Long Term Bond Funds, Evergreen National Municipal Bond Funds, Evergreen Short and Intermediate Term Bond Funds, Evergreen Growth and Income Funds and Evergreen CRT Money Market Funds (collectively, the "Funds")

         Effective May 11, 2001, the paragraph of the Funds' prospectuses entitled "Class Y" under "HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU" is replaced with the following paragraph.

         Class I
         Each Fund offers Class I shares at net asset value without a front-end sales charge, deferred sales charge or 12b-1 fees. Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or its advisory affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors, and persons who owned Class Y shares in registered name in an Evergreen Fund on or before 12/31/1994.

VI.      Evergreen Balanced Funds and Evergreen Short and Intermediate Term Bond
Funds

         Effective May 11, 2001, Tattersall Advisory Group, Inc. (TAG) will act as investment sub-advisor to Evergreen Balanced Fund, Evergreen Intermediate Term Bond Fund and Evergreen Short-Duration Income Fund (collectively, the "Funds"). In conjunction with the above, the following revisions apply to the Funds' prospectuses and SAIs. The section of the Funds' prospectus entitled "FUND FACTS" is revised for each Fund to include the following:

         Sub-Advisor
         o Tattersall Advisory Group, Inc.

         The section entitled "THE FUNDS' INVESTMENT ADVISORS" is revised to include the following as applicable to each prospectus:

         Tattersall Advisory Group, Inc. (TAG) is the investment sub-advisor to:
         o Balanced Fund

         Tattersall Advisory Group, Inc. (TAG) is the investment sub-advisor to:
         o Intermediate Term Bond Fund
         o Short-Duration Income Fund

         TAG has been managing mutual funds and private accounts since 1976 and currently manages $1.4 billion in assets for 1 of the Evergreen Funds. TAG is located at 6802 Paragon Place, Suite 200, Richmond, Virginia 23230.

         The section entitled "PORTFOLIO MANAGERS" for Evergreen Intermediate Term Bond Fund and Evergreen Short-Duration Income Fund is revised to include the following:

         The Fund is managed by a team of fixed income portfolio management professionals of TAG, with team members responsible for various fixed income sectors.

         For Evergreen Balanced Fund, the section entitled "PORTFOLIO MANAGERS" is revised to reflect that the fixed income portion of the Fund is managed by the team at TAG, as described above, while the equity portion of the Fund continues to be managed by Patricia Bannan.

         The section in part one of the Funds' SAIs entitled "Advisory Fees" under "EXPENSES" is revised to include the following as applicable to each prospectus:

         Tattersall Advisory Group, Inc. (TAG) is the investment sub-advisor to Balanced Fund.

         Tattersall Advisory Group, Inc. (TAG) is the investment sub-advisor to Intermediate term Bond Fund and Short-Duration Income Fund.

April 16,  2001                                                      557833 4/01